Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
EBP 333
EBP, Accounting Policy [Line Items]
Amount transferred from plan to Worthington Steel, Inc. 401(k) Retirement Savings Plan	$ 469,778,000